CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 45,158	$ (1,605)	$ (16,166)
Other comprehensive loss:
Unrealized loss on derivative instruments	(1,544)	(50)	(2)
Other comprehensive loss	(1,544)	(50)	(2)
Comprehensive income (loss)	43,614	(1,655)	(16,168)
Comprehensive (income) loss attributable to non-controlling interests	(13,392)	(776)	6,712
Comprehensive income (loss) attributable to common shareholders	$ 30,222	$ (2,431)	$ (9,456)